Land-Use Rights, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land-Use Rights, Net [Abstract]
Amortized of land use rights	$ 47,499	$ 49,443	$ 64,025
Leaving balance	$ 2,068,275	$ 2,179,783	$ 2,289,089